Shareholder Report, Average Annual Return (Details) B274583_Direxion Daily MSFT Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	38 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSFT Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSFT Bull 2X Shares NAV
Average Annual Return, Percent	40.37%	30.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.21%
Microsoft Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Microsoft Corporation
Average Annual Return, Percent	27.43%	25.60%